UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4888

Dreyfus Short Duration Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short Duration Bond Fund
August 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--95.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--3.6%
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	520,000		514,366
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	1,100,000		1,098,704
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	545,000		552,754
Capital Auto Receivables Asset
Trust, Ser. 2013-4, Cl. D	3.22	5/20/19	750,000		761,699
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	1,200,000	a	1,199,762
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	525,000	a	528,556
Hyundai Auto Receivables Trust,
Ser. 2014-B, Cl. D	2.51	12/15/20	670,000		670,209
Santander Drive Auto Receivables
Trust, Ser. 2014-2, Cl. D	2.76	2/18/20	610,000		608,087
					5,934,137
Commercial Mortgage Pass-Through Ctfs.--3.8%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.87	12/5/32	680,000	a,b	701,089
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	515,000	a	525,824
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	1,375,000		1,416,895
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C19, Cl. B	4.39	4/15/47	1,000,000	b	1,038,176
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C14, Cl. C	4.71	8/15/46	850,000	b	883,627
UBS-Barclays Commercial Mortgage

Trust, Ser. 2013-C5, Cl. A4	3.18	3/10/46	875,000		880,802
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	825,000		880,138
					6,326,551
Consumer Discretionary--2.3%
21st Century Fox America,
Gtd. Notes	4.50	2/15/21	750,000		826,124
Comcast,
Gtd. Notes	5.90	3/15/16	500,000		539,502
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	500,000	a	571,398
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	500,000	a	503,991
Macy's Retail Holdings,
Gtd. Notes	2.88	2/15/23	500,000		487,693
Time Warner,
Gtd. Notes	4.88	3/15/20	725,000		809,122
					3,737,830
Consumer Staples--.6%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000		500,352
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	500,000	a	517,909
					1,018,261
Energy--5.4%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	660,000		753,099
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	500,000		529,584
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	750,000	c	810,610
EQT,
Sr. Unscd. Notes	4.88	11/15/21	340,000		375,880
EQT,
Sr. Unscd. Notes	8.13	6/1/19	500,000		620,986
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	1,500,000		1,691,682
Plains Exploration & Production,

Gtd. Notes	6.88	2/15/23	910,000		1,059,012
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	500,000		517,825
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,000,000		1,037,363
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	585,000		606,250
Unit,
Gtd. Notes	6.63	5/15/21	250,000		261,250
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	700,000		736,195
					8,999,736
Financial--12.8%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	500,000	a	508,155
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	500,000	a	535,290
Ally Financial,
Gtd. Notes	4.63	6/26/15	250,000		256,875
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes	3.00	2/6/19	585,000	a	586,936
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,000,000		1,048,792
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	1,150,000		1,294,374
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	500,000		533,122
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	250,000		264,688
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	720,000		772,422
DDR,
Sr. Unscd. Notes	3.50	1/15/21	500,000		509,322
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	500,000		556,404
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	1,115,000	b	1,122,654

Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	555,000		613,238
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	650,000	b	654,623
General Electric Capital,
Sub. Notes	5.30	2/11/21	1,385,000		1,590,254
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	600,000		728,236
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	555,000	b	576,380
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	1,600,000		1,661,675
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	500,000		537,824
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	500,000		507,006
International Lease Finance,
Sr. Unscd. Notes	3.88	4/15/18	500,000		509,063
JPMorgan Chase & Co.,
Sr. Unscd. Notes	1.63	5/15/18	1,700,000		1,691,911
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	500,000	a	551,504
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	1,600,000		1,674,150
Pacific Lifecorp,
Sr. Unscd. Notes	6.00	2/10/20	670,000	a	771,037
Royal Bank of Scotland Group,
Sr. Unscd. Notes	6.40	10/21/19	665,000		782,880
Synchrony Financial,
Sr. Unscd. Bonds	3.00	8/15/19	380,000		385,715
					21,224,530
Foreign/Governmental--2.2%
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.
Notes	4.00	4/14/19	725,000	a	744,938
Ecopetrol,
Sr. Unscd. Notes	5.88	9/18/23	1,000,000		1,147,500
Petroleos Mexicanos,

Gtd. Notes	3.50	7/18/18	1,700,000		1,780,750
					3,673,188
Information Technology--.4%
Xerox,
Sr. Unscd. Notes	2.75	3/15/19	600,000		610,689
Materials--2.7%
Anglo American Capital,
Gtd. Notes	1.18	4/15/16	370,000	a,b	372,344
ArcelorMittal,
Sr. Unscd. Notes	4.25	3/1/16	250,000	b	259,050
ArcelorMittal,
Sr. Unscd. Notes	6.00	3/1/21	350,000	b,c	378,438
Dow Chemical,
Sr. Unscd. Notes	3.00	11/15/22	450,000		444,668
Freeport-McMoRan,
Sr. Unscd. Notes	2.15	3/1/17	400,000		407,728
LyondellBasell Industries,
Sr. Unscd. Notes	5.00	4/15/19	900,000		1,007,524
Vale Overseas,
Gtd. Notes	4.38	1/11/22	550,000		576,884
Vale Overseas,
Gtd. Notes	6.25	1/23/17	1,000,000		1,112,509
					4,559,145
Municipal Bonds--.2%
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	350,000		347,883
Telecommunications--1.6%
AT&T,
Sr. Unscd. Notes	1.15	11/27/18	465,000	b	473,817
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	1,000,000		1,137,117
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	725,000		773,730
Wind Acquisition Finance,
Gtd. Notes	7.38	4/23/21	275,000	a	290,813
					2,675,477
U.S. Government Agencies/Mortgage-Backed--2.8%
Federal Home Loan Mortgage Corp.:

4.50%, 9/1/14			2,915	d	3,075
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			2,601	b,d	2,601
Federal National Mortgage Association:
4.50%, 11/1/14			6,141	d	6,487
5.50%, 4/1/16			36,852	d	39,085
Government National Mortgage Association I:
Ser. 2012-67, Cl. AB,
1.59%, 6/16/39			1,389,581		1,388,231
Ser. 2012-78, Cl. A, 1.68%,
3/16/44			1,882,416		1,853,091
Ser. 2012-46, Cl. AB,
1.77%, 11/16/38			1,455,130		1,441,550
					4,734,120
U.S. Treasury Notes--55.1%
0.25%, 9/30/14			6,460,000		6,461,008
0.25%, 11/30/14			950,000		950,520
0.38%, 11/15/14			69,550,000		69,600,285
0.50%, 10/15/14			950,000		950,538
2.25%, 1/31/15			4,270,000		4,308,528
2.38%, 9/30/14			6,605,000		6,616,737
2.38%, 10/31/14			1,195,000		1,199,528
2.63%, 12/31/14			1,330,000		1,341,223
					91,428,367
Utilities--2.2%
AES,
Sr. Unscd. Notes	8.00	6/1/20	475,000		565,250
Enel Finance International,
Gtd. Notes	6.25	9/15/17	350,000	a	396,370
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	500,000		560,206
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	1,000,000		1,131,554
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	900,000		990,362
					3,643,742
Total Bonds and Notes

(cost $158,464,665)			158,913,656
	Principal
Short-Term Investments--.3%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 11/13/14
(cost $519,958)	520,000	[e]	519,986

Other Investment--.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $967,850)	967,850	[f]	967,850
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $832,500)	832,500	[f]	832,500
Total Investments (cost $160,784,973)	97.1%		161,233,992
Cash and Receivables (Net)	2.9%		4,837,162
Net Assets	100.0%		166,071,154

GO - General Obligation
REIT - Real Estate Investment Trust

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities were valued at $9,305,916 or 5.6% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Security, or portion thereof, on loan. At August 31, 2014, the value of the fund's securities on loan was $1,189,048 and the value of the collateral held by the fund was $1,228,308, consisting of cash collateral of $832,500 and U.S.
Government and Agency securities valued at $395,808.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Held by or on behalf of a counterparty for open financial futures contracts.
f Investment in affiliated money market mutual fund.

At August 31, 2014, net unrealized appreciation on investments was $449,019 of which $917,989 related to appreciated investment securities and $468,970 related to depreciated investment securities. At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	57.9
Corporate Bonds	28.0
Commercial Mortgage-Backed	3.8
Asset-Backed	3.6
Foreign/Governmental	2.2
Short-Term/Money Market Investments	1.4
Municipal Bonds	.2
97.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
August 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 8/31/2014 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	194	42,494,488	December 2014	29,737

Financial Futures Short
U.S. Treasury 5 Year Notes	219	(26,218,406)	September 2014	(18,523)
U.S. Treasury 10 Year Notes	129	(16,225,781)	December 2014	5,039

Gross Unrealized Appreciation				34,776
Gross Unrealized Depreciation				(18,523)

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	5,934,137	-	5,934,137
Commercial Mortgage-Backed	-	6,326,551	-	6,326,551
Corporate Bonds+	-	46,469,410	-	46,469,410
Foreign Government	-	3,673,188	-	3,673,188
Municipal Bonds+	-	347,883	-	347,883
Mutual Funds	1,800,350	-	-	1,800,350
U.S. Government Agencies/Mortgage-Backed	-	4,734,120	-	4,734,120
U.S. Treasury	-	91,948,353	-	91,948,353
Other Financial Instruments:
Financial Futures++	34,776	-	-	34,776
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(18,523)	-	-	(18,523)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end August 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short Duration Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)